Employee Benefit Plan - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Postemployment Retirement Benefits [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined benefit plan, employer contribution	$ 1.9	$ 1.6	$ 1.2